EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

The Company sponsors two 401(k) defined contribution plans (the “Plans”) covering substantially all of its employees. Under the Plans, participants are allowed to make contributions based on a percentage of their salaries, subject to a statutorily prescribed annual limit. The Company makes matching contributions of 50% of each participant’s contributions under the Plans, up to 5% of eligible compensation (maximum 2.5% matching contributions) for Zuffa participants, and up to 6% of eligible compensation (maximum 3% matching contributions) for WWE participants. The Company makes matching contributions of various percentages for each participant’s contributions under the Acquired Businesses’ plans. The Company may also make additional discretionary contributions to the Plans. In addition, certain non-U.S. employees are covered by deﬁned contribution government sponsored and administered programs. Employer matching contributions and discretionary contributions were $13.1 million, $9.4 million and $7.4 million during the years ended December 31, 2024, 2023 and 2022, respectively.